UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     August 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $490,878 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     NOTE 4.250% 6/0  01741RAD4     5517     5000 PRN      SOLE                        0        0     5000
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    22226    21790 PRN      SOLE                        0        0    21790
ALZA CORP                      SDCV 7/2         02261WAB5     8811    10230 PRN      SOLE                        0        0    10230
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    33677    35430 PRN      SOLE                        0        0    35430
APOGENT TECHNOLOGIES INC       DBCV 12/1        03760AAK7     4440     3200 PRN      SOLE                        0        0     3200
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    26915    29470 PRN      SOLE                        0        0    29470
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    14722    16595 PRN      SOLE                        0        0    16595
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    14365    12630 PRN      SOLE                        0        0    12630
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     4150     4000 PRN      SOLE                        0        0     4000
CSX CORP                       DBCV 10/3        126408GA5     3027     2405 PRN      SOLE                        0        0     2405
DANAHER CORP DEL               NOTE 1/2         235851AF9     4106     4500 PRN      SOLE                        0        0     4500
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     5251     4915 PRN      SOLE                        0        0     4915
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    33261    32091 PRN      SOLE                        0        0    32091
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    19874    20620 PRN      SOLE                        0        0    20620
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     4080     3325 PRN      SOLE                        0        0     3325
INGERSOLL-RAND GLOBAL HLDG C   NOTE 4.500% 4/1  45687AAD4      396      300 PRN      SOLE                        0        0      300
INTEL CORP                     SDCV 2.950%12/1  458140AD2    25954    30850 PRN      SOLE                        0        0    30850
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    33347    34355 PRN      SOLE                        0        0    34355
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8    10947    10155 PRN      SOLE                        0        0    10155
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    28588    30700 PRN      SOLE                        0        0    30700
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    16866    16880 PRN      SOLE                        0        0    16880
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1  651229AH9     1424     1000 PRN      SOLE                        0        0     1000
NEWMONT MINING CORP            NOTE 3.000% 2/1  651639AK2     4559     4000 PRN      SOLE                        0        0     4000
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5    12555    11915 PRN      SOLE                        0        0    11915
PROLOGIS                       NOTE 1.875%11/1  743410AR3     5258     7070 PRN      SOLE                        0        0     7070
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     5419     3660 PRN      SOLE                        0        0     3660
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    23251    20880 PRN      SOLE                        0        0    20880
TEXTRON INC                    NOTE 4.500% 5/0  883203BN0     7824     7750 PRN      SOLE                        0        0     7750
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     2109     2230 PRN      SOLE                        0        0     2230
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    20310    22150 PRN      SOLE                        0        0    22150
US BANCORP DEL                 DBCV 12/1        902973AM8    13492    14240 PRN      SOLE                        0        0    14240
US BANCORP DEL                 DBCV 9/2         902973AQ9     8611     9489 PRN      SOLE                        0        0     9489
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     4828     5000 PRN      SOLE                        0        0     5000
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3    12903    14710 PRN      SOLE                        0        0    14710
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0    12057    12475 PRN      SOLE                        0        0    12475
WELLS FARGO & CO NEW           PERP PFD CNV A   949746804     2999     3820 SH       SOLE                        0        0     3820
WYETH                          DBCV 1/1         983024AD2    32759    32675 PRN      SOLE                        0        0    32675
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